January 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Branch of Document Control

100 F Street NE

Stop 1-4

Washington, D.C. 20549

RE:	Monarch Funds
File Nos. 33-49570: 811-06742

Ladies and Gentlemen:

On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933 as amended, the form of Prospectuses and Statements of Additional Information with respect to Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund dated December 31, 2008 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on December 30, 2008, accession number 0001193125-08-261856.

If you have any questions concerning this filing, please do not hesitate to call me collect at (617) 824-1215.

Sincerely,

/s/ Curtis Barnes
Curtis Barnes
Secretary to the Registrant

cc:	Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.